Cover	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity File Number	333-199108
Entity Registrant Name	SUMMIT NETWORKS INC.
Entity Central Index Key	0001619096
Entity Tax Identification Number	35-2511257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3010-8888 Odlin Cresent
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6X 3Z8
City Area Code	604
Local Phone Number	232-3968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false